SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred offering costs (Details) - USD ($) $ in Thousands	Apr. 28, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred offering costs		$ 0	$ 815
Deferred offering cost reclassed to additional-paid-in-capital upon IPO	$ 1,844